INCOME TAXES - accumulated non-capital losses for tax purposes (Details) - CAD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Investment tax credit carryovers	$ 2,693	$ 1,915
2021 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	18,535
2021 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	18,515
2020 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	10,836
2020 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	10,546
2019 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	5,381
2019 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	5,457
2018 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	4,137
2018 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	4,044
2017 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	2,526
2017 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	2,578
2016 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	1,447
2016 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	1,361
2015 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	873
2015 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	844
2014 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	662
2014 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	644
2013 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	747
2013 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	738
2012 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	765
2012 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	757
2011 | FEDERAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	61
2011 | PROVINCIAL
Income Tax Disclosure [Line Items]
Accumulated non-capital losses	$ 59